Commitments and Off-balance Sheet Items (Summary Of Commitments And Contingent Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to Fund Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	$ 52,461	$ 39,298
Variable Rates	326,173	307,086
Commitments to Fund Loans [Member] | Consumer Lines [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	6,013	3,498
Variable Rates	137,668	126,807
Commitments to Fund Loans [Member] | Commercial Operating Lines [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	13,444	5,341
Variable Rates	187,829	179,790
Commitments to Fund Loans [Member] | Residential Mortgage Backed Securities [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	33,004	30,459
Variable Rates	676	489
Commitments to Sell Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	52,511	55,098
Variable Rates	0	0
Standby Letters Of Credit [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	1,408	850
Variable Rates	$ 4,279	$ 4,559